REVENUE, PERFORMANCE OBLIGATIONS, DEFERRED REVENUE AND DEFERRED COSTS (Tables)	9 Months Ended
Mar. 31, 2020
Revenue from Contract with Customer [Abstract]
Summary of Deferred Costs

Deferred costs consisted of the following as of the dates presented (in thousands):

	June 30,	March 31,
	2019	2020
Deferred sales commissions:
Current	$1,674	$2,440
Non-current	3,069	4,169

Total deferred sales commissions	$4,743	$6,609

Deferred service costs:
Current	$755	$669
Non-current	2,173	2,002

Total deferred service costs	$2,928	$2,671